Shareholders' Equity - Schedule of Weighted Average Assumptions (Details) (10-K)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity
Weighted average risk-free rate	1.39%	1.70%	1.68%	2.87%
Weighted average volatility	95.11%	108.83%	105.53%	113.20%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term	5 years 7 months 10 days	5 years 8 months 23 days	5 years 4 months 13 days	7 years 22 days